SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average assumptions used to value options using Black-Scholes model:
Dividend yield		0.00%
Volatility		67.00%
Risk free interest, minimum		0.90%
Risk free interest, maximum		1.70%
Expected term		4 years 9 months
Goodwill and bargain purchase gain:
Gain on bargain purchase		$ 4,412
Deduction from net income for bargain purchase attributable to non-controlling interest		$ 2,162
Building and buildings' improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Building and buildings' improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	100 years
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years